Vessels (Predecessor) (Tables)	11 Months Ended	12 Months Ended
	Nov. 29, 2021	Dec. 31, 2023
Vessels, Net [Abstract]
Vessels, net
The amounts reflected in “Vessels, net” in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2021	$46,082	$(354)	$45,728
-Vessel acquisitions	22,000	-	22,000
-Additions for improvements	694	-	694
- Depreciation for the year	-	(4,750)	(4,750)
Balance, December 31, 2022	$68,776	$(5,104)	$63,672
-Vessel acquisition	14,064	-	14,064
-Additions for improvements	304	-	304
- Depreciation for the year	-	(6,940)	(6,940)
Balance, December 31, 2023	$83,144	$(12,044)	$71,100

OceanPal Inc. Predecessors [Member]
Vessels, Net [Abstract]
Vessels, net
The amounts reflected in Vessels, net in the accompanying combined carve-out balance sheet as of December 31, 2020 are analyzed as follows:
	Accumulated
	Vessel Cost	Depreciation	Net Book Value
Balance, December 31, 2019	$38,600,196	$(13,139,306)	$25,460,890
– Additions for improvements	1,474,965	—	1,474,965
– Vessel fair value adjustment	200,500	—	200,500
– Vessel transferred from held for sale	7,129,500	—	7,129,500
– Depreciation for the period	—	(2,016,556)	(2,016,556)
Balance, December 31, 2020	$47,405,161	$(15,155,862)	$32,249,299